Related Party Transactions - Summary of Company's Combined Balance Sheets and Statements of Operations (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Combined Balance Sheets
Accounts receivable		$ 734.1		$ 527.0	$ 398.6
Investment in films and television programs		1,908.2		1,786.7	1,867.9
Other assets, noncurrent		810.4		563.0	531.6
Accounts payable		214.1		251.1	197.0
Other accrued liabilities		263.3		215.4	167.2
Participations and residuals, current		595.9		524.4	450.8
Participations and residuals, noncurrent		472.0		329.6	265.1
Other liabilities		338.8		120.9	163.4
Combined Statements of Operations
Revenues		2,106.3	$ 2,260.2	3,083.8	2,716.3	$ 1,912.9
Direct operating expense		1,306.0	1,687.9	2,207.9	1,922.1	1,220.0
Distribution and marketing expense		346.0	189.0	304.2	315.2	216.7
Interest and other income		$ 6.9	$ 4.9	6.4	28.0	6.1
Related Party [Member]
Combined Balance Sheets
Accounts receivable				10.8	10.5
Investment in films and television programs	[1]			7.9	1.6
Other assets, noncurrent	[1],[2]			45.8	43.5
Total due from related parties				64.5	55.6
Accounts payable	[3]			16.8	17.0
Other accrued liabilities	[1]			6.7	5.2
Participations and residuals, current				7.5	5.9
Participations and residuals, noncurrent				2.0	1.1
Other liabilities	[1]			41.4	38.3
Total due to related parties				74.4	67.5
Combined Statements of Operations
Revenues				4.8	3.0	6.3
Direct operating expense				8.3	6.5	10.8
Distribution and marketing expense				0.4	0.2	0.2
Interest and other income				$ 0.0	$ 3.0	$ 2.9

[1]	During the year ended March 31, 2022, the Company entered into certain operating leases related to a studio facility owned by an equity-method investee. Amounts related to these leases are included in investment in films and television programs, other assets—noncurrent, other accrued liabilities and other liabilities in the combined balance sheets at March 31, 2023 and 2022.
[2]	During the years ended March 31, 2022 and 2021, the Company made loans (including accrued interest) of $3.0 million and $2.9 million, respectively, to certain of its equity method investees (2023—none). As of March 31, 2023 and 2022, no amounts are included in other assets, noncurrent in the Company’s combined balance sheets related to these loans (net of equity interests losses applied against such loans).
[3]	Amounts primarily represent production related advances due to certain of its equity method investees.